AST MFS GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 99.4%
Common Stocks
Austria — 0.2%
Erste Group Bank AG*	64,170	$1,341,143
Canada — 2.2%
Canadian National Railway Co.	133,174	14,177,704
Denmark — 0.5%
Carlsberg A/S (Class B Stock)	25,969	3,499,154
France — 11.6%
Air Liquide SA	43,798	6,944,316
Danone SA	200,901	12,973,680
EssilorLuxottica SA*	17,881	2,431,955
Hermes International	1,971	1,696,803
Legrand SA	99,387	7,919,705
LVMH Moet Hennessy Louis Vuitton SE	32,982	15,423,470
Pernod Ricard SA	58,290	9,298,713
Schneider Electric SE	156,706	19,422,228
		76,110,870
Germany — 4.4%
Bayer AG	150,037	9,239,486
Brenntag AG	47,858	3,039,039
Deutsche Boerse AG	17,868	3,132,681
Deutsche Wohnen SE	53,203	2,660,067
Merck KGaA	52,843	7,695,359
MTU Aero Engines AG	17,148	2,846,464
		28,613,096
Israel — 1.3%
Check Point Software Technologies Ltd.*(a)	69,080	8,313,087
Japan — 2.8%
Hoya Corp.	34,300	3,872,280
Kubota Corp.	539,900	9,655,727
Olympus Corp.	225,800	4,692,182
		18,220,189
Mexico — 0.1%
Grupo Financiero Banorte SAB de CV (Class O Stock)*	232,526	803,322
Netherlands — 2.8%
Akzo Nobel NV	80,169	8,129,737
Heineken NV	112,503	10,014,734
		18,144,471
South Korea — 0.9%
Samsung Electronics Co. Ltd.	113,480	5,641,846
Spain — 1.0%
Aena SME SA, 144A*	47,144	6,586,413
Sweden — 2.2%
Essity AB (Class B Stock)*	426,993	14,407,810
Switzerland — 7.8%
Adecco Group AG	51,833	2,727,397
Cie Financiere Richemont SA	92,381	6,172,072
Julius Baer Group Ltd.	54,560	2,315,360
Nestle SA	161,201	19,140,417
	Shares	Value
Common Stocks (continued)
Switzerland (cont’d.)
Roche Holding AG	40,403	$13,839,855
Sonova Holding AG*	7,608	1,919,015
UBS Group AG	431,558	4,810,897
		50,925,013
Thailand — 0.1%
Kasikornbank PCL	153,900	376,163
United Kingdom — 8.8%
Burberry Group PLC	176,353	3,524,201
Compass Group PLC	266,697	4,008,540
Diageo PLC	417,769	14,330,358
Linde PLC, (AQUIS)	50,777	12,000,995
Linde PLC, (NYSE)	13,566	3,230,472
Reckitt Benckiser Group PLC	132,882	12,981,366
Rolls-Royce Holdings PLC*	829,089	1,380,259
Whitbread PLC	88,235	2,412,171
WPP PLC	472,079	3,710,125
		57,578,487
United States — 52.7%
3M Co.	59,527	9,535,035
Abbott Laboratories	99,479	10,826,300
Accenture PLC (Class A Stock)	75,731	17,114,449
American Express Co.	65,977	6,614,194
Amphenol Corp. (Class A Stock)	33,992	3,680,314
Aon PLC (Class A Stock)	38,028	7,845,176
Aptiv PLC	32,030	2,936,510
Bank of New York Mellon Corp. (The)	175,992	6,043,565
Carrier Global Corp.	44,807	1,368,406
Charles Schwab Corp. (The)	39,891	1,445,251
Cisco Systems, Inc.	80,656	3,177,040
Cognizant Technology Solutions Corp. (Class A Stock)	97,364	6,759,009
Colgate-Palmolive Co.	96,642	7,455,930
Comcast Corp. (Class A Stock)	501,565	23,202,397
Cooper Cos., Inc. (The)	20,219	6,816,229
eBay, Inc.	134,919	7,029,280
Equifax, Inc.	42,369	6,647,696
Fidelity National Information Services, Inc.	51,718	7,613,407
Goldman Sachs Group, Inc. (The)	41,800	8,400,546
Honeywell International, Inc.	88,343	14,542,141
Johnson & Johnson	8,774	1,306,273
Kansas City Southern	71,312	12,895,349
Kellogg Co.	6,803	439,406
Liberty Broadband Corp. (Class C Stock)*	14,223	2,032,040
Marriott International, Inc. (Class A Stock)	35,729	3,307,791
Medtronic PLC	193,763	20,135,851
Microchip Technology, Inc.	27,985	2,875,739
Omnicom Group, Inc.	36,677	1,815,511
Oracle Corp.	166,975	9,968,407
Otis Worldwide Corp.	55,591	3,469,990
PayPal Holdings, Inc.*	39,585	7,799,433
PPG Industries, Inc.	60,664	7,405,861
State Street Corp.	75,336	4,469,685
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AST MFS GLOBAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Stryker Corp.	58,542	$12,198,397
TD Ameritrade Holding Corp.	119,768	4,688,917
Thermo Fisher Scientific, Inc.	55,257	24,397,071
Union Pacific Corp.	30,520	6,008,472
United Parcel Service, Inc. (Class B Stock)	48,811	8,133,377
Visa, Inc. (Class A Stock)(a)	105,178	21,032,445
Walt Disney Co. (The)	94,365	11,708,809
Waters Corp.*	30,818	6,030,466
Willis Towers Watson PLC	9,856	2,058,130
Wynn Resorts Ltd.	2,386	171,339
Zimmer Biomet Holdings, Inc.	80,271	10,928,094
		344,329,728

Total Long-Term Investments (cost $503,881,101)		649,068,496
Short-Term Investments — 2.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	1,767,985	1,767,985
PGIM Institutional Money Market Fund (cost $14,787,880; includes $14,782,459 of cash collateral for securities on loan)(b)(w)	14,789,766	14,786,808

Total Short-Term Investments (cost $16,555,865)		16,554,793

TOTAL INVESTMENTS—101.9% (cost $520,436,966)		665,623,289

Liabilities in excess of other assets — (1.9)%		(12,242,432)

Net Assets — 100.0%		$653,380,857

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AQUIS	Aquis Exchange
NYSE	New York Stock Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,524,670; cash collateral of $14,782,459 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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